Schedule of Company Nonvested Series A and B of Common Stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares Beginning			34,526
Weighted Average Grant Date Fair Value Beginning			$ 14.36
Number of Shares Granted			101,930	28,623
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)	(260,000)	(104,000)
Number of Shares Ending				34,526
Weighted Average Grant Date Fair Value Ending				$ 14.36
Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Number of Shares Ending		4,500,000
Restricted Stock [Member]
Number of Shares Beginning		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Beginning		$ 5.43	$ 1.40	$ 8.18
Number of Shares Granted			330,554	48,340
Weighted Average Grant Date Fair Value Granted			$ 5.77	$ 12.60
Number of Shares Vested			(104,698)	(20,277)
Weighted Average Grant Date Fair Value Vested			$ 6.72	$ 53.80
Number of Shares Cancelled/Forfeited			(153,711)	(1,750)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53	$ 40.00
Number of Shares Ending	114,336	114,336	114,336	42,191	15,878
Weighted Average Grant Date Fair Value Ending	$ 5.43	$ 5.43	$ 5.43	$ 1.40	$ 8.18
Unrecognized stock compensation expense related to restricted stock	$ 324,134		$ 324,134
Weighted average period for recognition		1 year 3 months 14 days	1 year 3 months 7 days
Restricted Stock [Member] | Next NRG Holding Corp [Member]
Number of Shares Beginning
Weighted Average Grant Date Fair Value Beginning
Number of Shares Ending
Weighted Average Grant Date Fair Value Ending
Restricted Stock [Member] | Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Number of Shares Granted		4,500,000
Weighted Average Grant Date Fair Value Granted		$ 2.03
Number of Shares Vested
Weighted Average Grant Date Fair Value Vested
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending		4,500,000
Weighted Average Grant Date Fair Value Ending		$ 2.03
Unrecognized stock compensation expense related to restricted stock		$ 8,944,688
Weighted average period for recognition		3 years 11 months 1 day